Debt (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest Rate	1.00%
Notes Payable		$ 2,239,780	$ 875,000
Principal amount	$ 158,000
Warrant issued		975,000
Stock Price		$ 0.25
Notes Payable 1 [Member]
Interest Rate		7.00%
Notes Payable		$ 0	25,000
Principal amount		$ 25,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		234,767
Notes Payable 1 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 25,000
Notes Payable 1 [Member] | Principal
Stock issued for conversion of debt		$ 11,345
Notes Payable 2 [Member]
Interest Rate		15.00%
Notes Payable		$ 150,000	150,000
Principal amount		$ 200,000
Warrant issued		66,146
Stock Price		$ 0.73
Warrants expired date		Feb. 28, 2017
Notes Payable 3 [Member]
Interest Rate		15.00%
Notes Payable		$ 0	500,000
Principal amount		$ 500,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		1,124,802
Warrant issued		681,461
Stock Price		$ 0.92
Warrants expired date		Feb. 28, 2017
Notes Payable 3 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 373,065
Notes Payable 3 [Member] | Principal
Stock issued for conversion of debt		$ 500,000
Notes Payable 4 [Member]
Interest Rate		8.00%
Notes Payable		$ 200,000	200,000
Principal amount		$ 200,000
Warrant issued		272,584
Stock Price		$ 0.94
Warrants expired date		Feb. 28, 2017
Notes Payable 5 [Member]
Interest Rate		1.00%
Notes Payable		$ 89,612	0
Principal amount		$ 89,612
Maturity Date		May 31, 2020
Loan forgiven		$ 73,167
Notes Payable 6 [Member]
Interest Rate		12.00%
Notes Payable		$ 100,000	0
Principal amount		$ 100,000
Maturity Date		Dec. 31, 2020
Notes Payable 7 [Member]
Interest Rate		4.80%
Notes Payable		$ 62,719	0
Principal amount		112,000
Periodic payment`		$ 12,247
Notes Payable 8 [Member]
Interest Rate		0.00%
Notes Payable		$ 59,212	0
Maturity Date		Jan. 31, 2021
Periodic payment`		$ 10,000
Notes Payable 9 [Member]
Interest Rate		0.00%
Notes Payable		$ 1,578,237	$ 0
Principal amount		$ 1,578,237